Blackstone Long-Short Credit Income Fund

Portfolio of Investments

September 30, 2024 (Unaudited)

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 116.91%
Aerospace & Defense - 4.93%
Atlas CC Acquisition Corp., First Lien B Term Loan, 3M SOFR + 4.25%, 0.75% Floor, 05/25/2028	$1,288,508	$1,001,460
Atlas CC Acquisition Corp., First Lien C Term Loan, 3M SOFR + 4.25%, 0.75% Floor, 05/25/2028	262,069	203,687
Dynasty Acquisition Co Inc., First Lien Term Loan, 3M SOFR + 3.50%, 08/24/2028	537,807	538,831
Nordam Group LLC, First Lien Initial Term Loan, 1M SOFR + 5.50%, 04/09/2026	1,364,400	1,354,167
Novaria Holdings, LLC, First Lien Term Loan, 3M SOFR + 4.25%, 06/06/2031	480,556	481,555
Peraton Corp., First Lien B Term Loan, 1M SOFR + 3.75%, 0.75% Floor, 02/01/2028	1,978,073	1,907,812
Standard Aero, Ltd., First Lien Term Loan, 1M SOFR + 3.50%, 08/24/2028	207,364	207,760
TransDigm, Inc., First Lien Term Loan:
3M SOFR + 2.50%, 02/28/2031	848,761	846,410
6M SOFR + 2.50%, 01/19/2032	648,214	646,389
Vertex Aerospace Corp., First Lien Term Loan, 1M SOFR + 2.75%, 12/06/2030	782,062	782,551
World Wide Technology Holding Co LLC, First Lien Term Loan, 3M SOFR + 3.50%, 0.50% Floor, 04/21/2031	380,788	382,692
		8,353,314

Air Freight & Logistics - 2.49%
ASP LS Acquisition Corp., First Lien Term Loan, 3M SOFR + 4.50%, 0.75% Floor, 05/07/2028	1,058,950	673,624
Clue Opco LLC, First Lien Term Loan, 3M SOFR + 4.50%, 12/19/2030	1,049,644	1,044,003
Rinchem Company, Inc., First Lien Term Loan, 3M SOFR + 4.25%, 03/02/2029	1,190,523	1,010,778
Savage Enterprises LLC, First Lien Term Loan, 3M US L + 3.25%, 0.50% Floor, 09/15/2028	512,776	514,973
WWEX UNI TopCo Holdings LLC, First Lien Initial Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 07/26/2028	969,931	975,741
		4,219,119

Automobile Components - 1.64%
Belron Finance US LLC, First Lien Term Loan, 3M SOFR + 2.25%, 0.50% Floor, 04/18/2029	318,825	319,156
Clarios Glob LP, First Lien Term Loan, 1M SOFR + 2.50%, 05/06/2030	496,074	496,902
First Brands Group LLC, First Lien Term Loan, 3M SOFR + 5.00%, 1.00% Floor, 03/30/2027	420,968	417,285
First Brands Group, LLC, First Lien 2018 New Tranche E Term Loan, 3M SOFR + 5.00%, 03/30/2027	378,042	374,676
LTI Holdings, Inc., First Lien Term Loan, 1M SOFR + 4.75%, 07/29/2029	1,192,089	1,174,023
		2,782,042

Biotechnology - 0.28%
Grifols Worldwide Operations, First Lien Term Loan, 3M SOFR + 2.00%, 11/15/2027	481,115	468,486

Broadline Retail - 0.20%
Peer Hldg III BV, First Lien Term Loan, 3M SOFR + 3.00%, 07/01/2031	334,266	335,728

Building Products - 2.52%
LBM Acquisition LLC, First Lien Term Loan, 1M SOFR + 3.75%, 06/06/2031	1,256,295	1,233,983
LHS Borrower, LLC, First Lien Term Loan, 1M SOFR + 4.75%, 0.50% Floor, 02/16/2029	727,489	696,719
MI Windows and Doors, LLC, First Lien Term Loan 03/28/2031	820,896	$823,346
Oscar Acquisitionco LLC, First Lien Term Loan, 3M SOFR + 4.25%, 0.50% Floor, 04/29/2029	726,177	718,211
Resideo Funding Inc, First Lien Term Loan, 3M SOFR + 2.00%, 06/13/2031	133,155	133,488
Trulite Holding Corp., First Lien Term Loan, 3M SOFR + 6.00%, 03/01/2030(b)	695,797	674,924
		4,280,671

Capital Markets - 5.59%
Apex Group Treasury, Ltd., First Lien USD Term Loan, 6M SOFR + 3.75%, 0.50% Floor, 07/27/2028	1,197,245	1,200,239
AssetMark 6/24 TLB 1L, First Lien Term Loan, 3M SOFR + 3.25%, 09/05/2031	534,746	529,148

	Principal Amount	Value
Capital Markets (continued)
Cetera Financial 5/24 TLB 1L, First Lien Term Loan, 1M SOFR + 4.00%, 08/09/2030	$1,623,906	$1,593,003
Citadel Securities LP, First Lien Term Loan, 1M SOFR + 2.25%, 07/29/2030	369,628	369,816
CITCO FDG LLC, First Lien Term Loan, 3M SOFR + 2.75%, 04/27/2028	1,694,154	1,705,276
Focus Financial Partners, LLC, First Lien Term Loan:
1M SOFR + 3.25%, 09/11/2031	1,471,849	1,469,141
6M SOFR + 3.25%, 09/11/2031	158,080	157,789
June Purchaser, LLC, First Lien Term Loan, 6M SOFR + 3.75%, 09/11/2031	583,704	581,880
June Purchaser/Janney Montgomery 9/24 Delayed TL 1, First Lien Term Loan, 6M SOFR + 3.75%, 09/11/2031	97,284	96,980
Kestra Advisor Services Holdings A INC, First Lien Term Loan, 3M SOFR + 4.00%, 03/22/2031	521,346	523,463
Osaic Holdings Inc aka Advisor Group, First Lien Term Loan, 1M SOFR + 4.00%, 08/17/2028	1,258,608	1,246,607
		9,473,342

Chemicals - 1.53%
CI Maroon Holdings LLC, First Lien Term Loan, 3M SOFR + 4.00%, 03/01/2031	315,000	316,707
Discovery Purchaser/Bayer/Envu 8/22 TL, First Lien Term Loan, 3M SOFR + 4.38%, 10/04/2029	705,026	702,968
Ecovyst Catalyst Technologies LLC, First Lien Term Loan, 3M SOFR + 2.25%, 06/12/2031	1,233,490	1,227,612
Geon Performance Solutions LLC, First Lien Term Loan, 3M SOFR + 4.25%, 0.75% Floor, 08/18/2028	341,040	342,319
		2,589,606

Commercial Services & Supplies - 4.57%
Action Environmental Group, Inc., First Lien Term Loan, 3M SOFR + 4.00%, 0.50% Floor, 10/24/2030	1,412,572	1,417,869
Allied Universal Holdco LLC, First Lien Initial U.S. Dollar Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 05/12/2028	1,903,776	1,887,356
Amex GBT 7/24 Cov-Lite, First Lien Term Loan, 6M US L + 0.00%, 07/25/2031	500,331	499,914
Belfor Holdings, Inc., First Lien Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 11/01/2030	235,738	237,065
Equiniti Group PLC, First Lien Term Loan, 6M SOFR + 4.50%, 12/11/2028(b)	295,623	297,840
GFL Environmental, Inc., First Lien Term Loan, 3M US L + 2.00%, 0.50% Floor, 07/03/2031	145,000	145,026
Justrite Safety Group, First Lien Delayed Draw Term Loan, 1M SOFR + 4.50%, 06/28/2026	64,070	64,110
Justrite Safety Group, First Lien Initial Term Loan, 1M SOFR + 4.50%, 06/28/2026	1,185,075	1,185,816
Prime Sec Services Borrower LLC, TL, First Lien Term Loan, 3M US L + 2.25%, 10/13/2030	1,074,615	1,074,615
TMF Sapphire US LLC aka TMF Group TLB 1L, First Lien Term Loan, 6M SOFR + 3.50%, 05/03/2028	256,891	258,389
Vortex Opco, LLC First-Out TL 1L, First Lien Term Loan, 3M SOFR + 6.25%, 04/30/2030(c)	170,816	178,102
Vortex Opco, LLC Second-Out TL 1L, First Lien Term Loan, 3M SOFR + 4.25%, 12/17/2028(c)	686,090	495,700
		7,741,802

Communications Equipment - 0.02%
MLN US HoldCo LLC, First Lien B Term Loan, 3M SOFR + 4.50%, 11/30/2025	699,130	41,948

Construction & Engineering - 1.99%
Amentum/Amazon Holdco 7/24 TLB 1L, First Lien Term Loan, 6M SOFR + 2.75%, 07/30/2031	743,666	742,271
Arcosa 8/24 TL 1L, First Lien Term Loan, 6M SOFR + 2.75%, 08/12/2031	133,568	133,568
Azuria Water Solutions Inc aka Aegion TLB 1L, First Lien Term Loan, 1M SOFR + 3.75%, 05/17/2028	1,383,296	1,390,649
Groundworks LLC, First Lien Term Loan:
1M SOFR + 3.50%, 03/14/2031	675,156	671,568
6M SOFR + 4.00%, 03/14/2031(d)	19,932	19,826
TenCate 8/24 TLB 1L, First Lien Term Loan, 3M SOFR + 3.25%, 02/21/2031	421,646	421,711
		3,379,593

Construction Materials - 0.89%
Tamko Building Products LLC, First Lien Term Loan, 1M SOFR + 3.25%, 09/20/2030	1,499,196	1,504,818

Consumer Finance - 0.26%
CPI Holdco B LLC, First Lien Term Loan, 1M SOFR + 2.00%, 05/17/2031	445,330	443,778

	Principal Amount	Value
Containers & Packaging - 2.33%
Altium Packaging LLC, First Lien Term Loan, 1M SOFR + 2.50%, 06/11/2031	$116,227	$115,719
Anchor Packaging LLC, First Lien Term Loan, 1M SOFR + 3.75%, 07/18/2029	363,000	364,731
Berlin Packaging LLC, First Lien Term Loan, 1M SOFR + 3.75%, 06/07/2031	504,111	504,316
ProAmpac PG Borrower LLC, First Lien Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 09/15/2028	818,683	820,934
Supplyone 3/24, First Lien Term Loan, 3M SOFR + 4.50%, 04/19/2031	677,669	680,494
Tricorbraun Holdings, Inc., First Lien Closing Date Initial Term Loan, 1M SOFR + 3.25%, 0.50% Floor, 03/03/2028	90,292	88,684
Trident TPI Holdings, Inc., First Lien Term Loan, 3M SOFR + 4.00%, 0.50% Floor, 09/15/2028	1,362,729	1,366,463
		3,941,341

Distributors - 1.71%
Burgess Point Purchaser Corp., First Lien Term Loan, 1M SOFR + 5.25%, 07/25/2029	1,274,499	1,207,925
S&S Holdings LLC, First Lien Initial Term Loan, 1M SOFR + 5.00%, 0.50% Floor, 03/11/2028	1,289,571	1,285,889
S&S Holdings LLC, First Lien Term Loan, 6M SOFR + 5.00%, 10/31/2031	412,785	407,885
		2,901,699

Diversified Consumer Services - 2.11%
Cengage Learning, Inc., First Lien Term Loan, 6M SOFR + 4.25%, 1.00% Floor, 03/24/2031	687,173	689,492
Fugue Finance LLC aka Nord Anglia, First Lien Term Loan, 3M SOFR + 3.75%, 02/26/2031	289,599	291,735
Imagine Learning LLC, First Lien Term Loan, 1M SOFR + 3.50%, 12/21/2029	977,550	978,229
Loyalty Ventures, Inc., First Lien Term Loan, 3M Prime + 3.50%, 11/03/2027(b)	409,425	4,094
McKissock Investment Holdings, LLC, First Lien Term Loan, 3M SOFR + 5.00%, 03/12/2029	134,830	135,239
St. George's University Scholastic Services LLC, First Lien Term Loan B Term Loan, 1M SOFR + 2.75%, 0.50% Floor, 02/10/2029	1,091,607	1,089,729
TruGreen LP, First Lien Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 11/02/2027	394,678	382,640
		3,571,158

Diversified REITs - 0.37%
Iron Mountain Information Management LLC, First Lien Term Loan, 1M SOFR + 2.00%, 01/31/2031	400,619	398,866
Opry Entertainment/OEG, First Lien Term Loan, 3M SOFR + 3.75%, 06/30/2031	229,356	229,499
		628,365

Diversified Telecommunication Services - 3.63%
Coral-US Co-Borrower LLC, First Lien B-5 Term Loan, 1M SOFR + 2.25%, 01/31/2028	704,605	697,510
Level 3 Financing Inc., First Lien Term Loan:
1M SOFR + 6.56%, 04/15/2029	172,908	176,820
1M SOFR + 6.56%, 04/15/2030	174,177	177,676
Lorca Finco PLC, First Lien Term Loan, 3M SOFR + 3.50%, 03/25/2031	288,550	289,571
Lumen Technologies, Inc., First Lien Term Loan, 1M SOFR + 6.00%, 06/01/2028	16,353	15,797
Radiate Holdco, LLC,, First Lien Term Loan, 3M US L + 3.25%, 09/25/2026	1,178,841	1,014,540
Telenet Financing USD LLC, First Lien Term Loan, 1M SOFR + 2.00%, 04/30/2028	980,607	947,208
UPC Financing Partnership, First Lien Facility AT Term Loan, 1M SOFR + 2.25%, 04/30/2028	1,335,308	1,321,835
Virgin Media Bristol LLC, First Lien Term Loan, 1M SOFR + 2.50%, 01/31/2028	493,300	472,744
Zacapa S.A.R.L., First Lien Term Loan, 3M SOFR + 4.00%, 03/22/2029	1,037,995	1,041,322
		6,155,023

Electric Utilities - 2.23%
Alpha Generation LLC, First Lien Term Loan, 6M SOFR + 3.25%, 09/19/2031	867,588	868,828
Lightning Power 8/24 TLB, First Lien Term Loan, 6M SOFR + 3.25%, 08/18/2031	1,589,604	1,594,683
NRG Energy 3/24 Cov-Lite, First Lien Term Loan, 1M SOFR + 2.00%, 04/16/2031	714,000	716,053
Vistra Operations Co. LLC, First Lien 2018 Incremental Term Loan, 1M SOFR + 2.00%, 12/20/2030	607,964	608,693
		3,788,257

Electronic Equipment, Instruments & Components - 1.40%
Celestica 5/24 TLB 1L, First Lien Term Loan, 1M SOFR + 1.75%, 06/20/2031(b)	175,338	175,557
Coherent Corp., First Lien Term Loan, 1M SOFR + 2.50%, 0.50% Floor, 07/02/2029	977,652	979,177

	Principal Amount	Value
Electronic Equipment, Instruments & Components (continued)
DG Investment Intermediate Holdings 2, Inc., Second Lien Initial Term Loan, 1M SOFR + 6.75%, 0.75% Floor, 03/30/2029	$581,429	$548,360
Discovery Energy Corp., First Lien Term Loan, 3M SOFR + 4.75%, 05/01/2031	667,993	675,090
		2,378,184

Energy Equipment & Services - 0.33%
Ursa Minor US Bidco LLC aka Rosen, First Lien Term Loan, 3M SOFR + 3.50%, 03/26/2031	558,821	560,567

Entertainment - 1.00%
CE Intermediate I LLC, First Lien Term Loan, 3M SOFR + 3.50%, 0.50% Floor, 11/10/2028	752,675	754,794
EP Purcasher, LLC, First Lien Term Loan, 3M SOFR + 3.50%, 11/06/2028	937,601	941,116
		1,695,910

Financial Services - 1.66%
Envestnet, Inc., First Lien Term Loan, 6M SOFR + 3.50%, 09/19/2031	676,729	674,543
Mitchell International, First Lien Term Loan, 1M SOFR + 3.25%, 06/17/2031	809,780	798,884
Planet US Buyer, LLC, First Lien Term Loan, 3M SOFR + 3.50%, 02/07/2031	539,243	540,861
Polaris Newco LLC, First Lien Dollar Term Loan, 3M SOFR + 4.00%, 0.50% Floor, 06/02/2028	818,940	806,362
		2,820,650

Food Products - 0.75%
Froneri US, Inc., First Lien Term Loan, 6M SOFR + 2.50%, 09/17/2031	501,084	499,864
Saratoga Food Specialties LLC, First Lien Term Loan, 3M SOFR + 3.75%, 03/07/2029	252,440	253,860
Snacking Investments BidCo Pty, Ltd., First Lien Initial US Term Loan, 1M SOFR + 4.00%, 1.00% Floor, 12/18/2026	515,484	518,384
		1,272,108

Ground Transportation - 0.60%
Genesee & WY Inc, First Lien Term Loan, 3M SOFR + 2.00%, 04/10/2031	1,015,113	1,013,697

Health Care Equipment & Supplies - 0.95%
Auris Luxembourg III SARL, First Lien Term Loan 02/28/2029	1,600,818	1,603,323

Health Care Providers & Services - 7.62%
CHG Healthcare Services, Inc., First Lien Term Loan, 1M SOFR + 3.50%, 0.50% Floor, 09/29/2028	145,753	146,147
Global Medical Response, Inc., First Lien Term Loan, 3M SOFR + 5.50%, 1.00% Floor, 9.71% PIK, 10/31/2028(e)	1,630,367	1,623,617
Heartland Dental LLC, First Lien Term Loan, 3M SOFR + 4.50%, 0.75% Floor, 04/28/2028	1,002,017	986,466
IVI America LLC aka IVIRMA, First Lien Term Loan, 3M SOFR + 4.50%, 04/09/2031	437,500	441,055
MED ParentCo, LP, First Lien Term Loan, 1M SOFR + 4.00%, 04/15/2031	455,086	456,322
Medical Solutions LLC, First Lien Term Loan, 3M SOFR + 3.25%, 11/01/2028	978,955	751,103
Midwest Physcn Admin Srvcs LLC, First Lien Term Loan, 3M SOFR + 3.00%, 03/12/2028	1,199,577	1,086,469
NAPA Management Services Corp., First Lien Term Loan, 1M SOFR + 5.25%, 0.75% Floor, 02/23/2029	1,000,234	944,806
Onex TSG Intermediate Corp., First Lien Initial Term Loan, 1M SOFR + 4.75%, 0.75% Floor, 02/28/2028	1,325,833	1,326,244
Outcomes Group Holdings, Inc., First Lien Term Loan, 1M SOFR + 4.25%, 05/06/2031	764,477	769,973
Pathway Vet Alliance LLC, First Lien 2021 Replacement Term Loan, 1M SOFR + 3.75%, 03/31/2027	1,226,364	1,038,577
Pediatric Associates Holding Co. LLC, First Lien Term Loan, 1M SOFR + 3.25%, 0.50% Floor, 12/29/2028	1,015,172	989,438
Radiology Partners Inc, First Lien Term Loan, 3M SOFR + 5.00%, 01/31/2029	1,300,641	1,277,886
U.S. Anesthesia Partners, Inc., First Lien Term Loan, 3M US L + 4.25%, 0.50% Floor, 10/01/2028	1,107,037	1,086,352
		12,924,455

Health Care Technology - 2.67%
Cotiviti Inc., First Lien Term Loan, 3M US L + 7.63%, 05/01/2031	1,753,130	1,763,718

	Principal Amount	Value
Health Care Technology (continued)
Gainwell Acquisition Corp., First Lien Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 10/01/2027	$1,515,414	$1,446,273
GHX Ultimate Parent Corp., First Lien Term Loan, 3M SOFR + 4.00%, 0.50% Floor, 06/30/2027	992,960	998,545
Vizient 7/24 TLB 1L, First Lien Term Loan, 1M SOFR + 2.00%, 08/01/2031	184,184	184,737
Waystar Technologies, Inc., First Lien Term Loan, 6M SOFR + 3.00%, 10/22/2029	130,911	131,157
		4,524,430

Hotels, Restaurants & Leisure - 6.00%
1011778 BC UNLIMITED LIABILITY CO, First Lien Term Loan, 1M SOFR + 1.75%, 09/20/2030	1,430,017	1,418,019
Bally's Corp., First Lien Term Loan, 3M SOFR + 3.25%, 0.50% Floor, 10/02/2028	1,385,299	1,322,531
Caesars Entertainment, Inc., First Lien Term Loan:
1M SOFR + 2.75%, 0.50% Floor, 02/06/2030	1,190,889	1,193,211
1M SOFR + 2.75%, 0.50% Floor, 02/06/2031	350,746	351,267
Entain plc, First Lien Term Loan, 6M SOFR + 2.75%, 10/31/2029	1,139,194	1,140,851
Fertitta Entertainment, LLC, First Lien Term Loan, 1M SOFR + 3.75%, 01/27/2029	1,082,087	1,080,323
Flutter Financing B.V., First Lien Term Loan, 3M SOFR + 2.25%, 11/30/2030	1,551,490	1,555,090
Hilton Grand Vacations Borrower, LLC, First Lien Term Loan, 1M SOFR + 2.25%, 01/17/2031	698,160	694,233
LC Ahab US Bidco LLC, First Lien Term Loan, 1M SOFR + 3.50%, 05/01/2031	274,413	275,958
Ovg Business Services LLC, First Lien Term Loan, 1M SOFR + 3.00%, 06/25/2031	457,441	455,725
Raising Cane's Restaurants, L.L.C., First Lien Term Loan, 6M SOFR + 2.50%, 09/18/2031	201,970	202,286
Tacala Investment Corp., First Lien Term Loan 01/31/2031	481,392	482,716
		10,172,210

Household Durables - 0.79%
ACProducts Holdings, Inc., First Lien Term Loan, 3M SOFR + 4.25%, 0.50% Floor, 05/17/2028	1,597,765	1,343,265

Independent Power and Renewable Electricity Producers - 0.60%
Calpine Corp., First Lien Term Loan, 1M SOFR + 2.00%, 01/31/2031	1,025,880	1,023,818

Industrial Conglomerates - 0.30%
Madison Safety & Flow LLC, First Lien Term Loan, 6M SOFR + 3.75%, 09/19/2031	511,977	512,458

Insurance - 2.90%
Alliant Holdings Intermediate LLC, First Lien Term Loan, 6M SOFR + 3.25%, 09/12/2031	745,714	742,381
AmWINS Group, Inc., First Lien Term Loan, 1M SOFR + 2.25%, 0.75% Floor, 02/19/2028	489,764	489,534
AssuredPartners, Inc., First Lien Term Loan, 1M SOFR + 3.50%, 02/14/2031	258,999	259,044
BroadStreet Partners Inc, First Lien Term Loan, 1M SOFR + 3.25%, 06/13/2031	648,375	646,537
Hyperion Insurance/Howden 7/24 TLB 1L, First Lien Term Loan, 1M SOFR + 3.50%, 04/18/2030	1,262,203	1,264,122
Hyperion Refinance Sarl, First Lien Term Loan, 1M SOFR + 3.50%, 0.50% Floor, 02/15/2031	426,817	427,618
Ryan Specialty LLC, First Lien Term Loan, 1M SOFR + 2.25%, 09/12/2031	105,276	105,407
Truist Insurance 3/24 2nd Lien Cov-Lite, Second Lien Term Loan, 3M SOFR + 4.75%, 05/06/2032	472,588	481,449
USI Inc/NY aka Compass Investors TLB, First Lien Term Loan, 3M SOFR + 2.75%, 09/27/2030	499,691	498,754
		4,914,846

Interactive Media & Services - 0.99%
Foundational Education Group, Inc., First Lien Term Loan, 3M SOFR + 3.75%, 08/31/2028	32,798	31,773
LI Group Holdings, Inc., First Lien 2021 Term Loan, 1M SOFR + 3.50%, 0.75% Floor, 03/11/2028(b)	574,273	576,427
Project Boost Purchaser, LLC aka JD Power/Autodata, Second Lien Term Loan, 6M SOFR + 5.50%, 07/16/2032	542,725	544,532
Trip.com/TripAdvisor 7/24, First Lien Term Loan, 6M SOFR + 3.25%, 07/08/2031	520,260	520,096
		1,672,828

IT Services - 4.57%
Access CIG LLC, First Lien Term Loan, 3M SOFR + 5.00%, 0.50% Floor, 08/18/2028	134,560	135,304
Ahead 7/24 TLB3 1L, First Lien Term Loan, 6M SOFR + 3.50%, 02/01/2031	668,582	670,330
Asurion LLC, Second Lien Term Loan, 1M SOFR + 5.25%, 01/20/2029	53,839	49,957

	Principal Amount	Value
IT Services (continued)
Chrysaor Bidco Sarl DDTL 1L, First Lien Term Loan, 6M SOFR + 4.00%, 05/14/2031	$6	$6
Chrysaor Bidco Sarl TLB 1L, First Lien Term Loan, 6M SOFR + 4.00%, 07/17/2031	87	88
Dcert Buyer, Inc., Second Lien First Amendment Refinancing Term Loan, 1M SOFR + 7.00%, 02/19/2029	1,625,691	1,412,034
Go Daddy Oper Co LLC, First Lien Term Loan, 1M SOFR + 1.75%, 05/30/2031	414,000	413,412
Newfold Digital Holdings Group, Inc., First Lien Initial Term Loan, 1M SOFR + 3.50%, 0.75% Floor, 02/10/2028	1,538,815	1,364,460
Presidio/Fortress Intermediate 4/24 TLB 1L, First Lien Term Loan, 1M SOFR + 3.75%, 06/27/2031	1,589,000	1,588,007
Skopima Merger Sub Inc., First Lien Initial Term Loan, 1M SOFR + 4.00%, 05/12/2028	900,402	900,123
Synechron Inc, First Lien Term Loan, 6M SOFR + 3.75%, 09/26/2031(b)	870,000	863,475
World Wide Technology 3/24, First Lien Term Loan, 1M SOFR + 2.75%, 03/01/2030(b)	350,221	351,535
		7,748,731

Life Sciences Tools & Services - 1.83%
Catalent Pharma Solutions, Inc., First Lien Term Loan, 1M SOFR + 2.00%, 0.50% Floor, 02/22/2028	1,160,366	1,160,911
Curia Global, Inc., First Lien 2021 Term Loan, 3M SOFR + 3.75%, 0.75% Floor, 08/30/2026	923,700	881,916
IQVIA INC., First Lien Term Loan, 3M SOFR + 2.00%, 01/02/2031	167,007	167,912
Loire UK Midco 3, Ltd., First Lien Facility B2 Term Loan, 1M SOFR + 3.75%, 0.75% Floor, 04/21/2027	889,564	885,116
Phoenix Newco, Inc., First Lien Term Loan, 1M SOFR + 3.00%, 0.50% Floor, 11/15/2028	635	636
		3,096,491

Machinery - 5.22%
Asp Blade Holdings, Inc., First Lien Term Loan, 3M SOFR + 4.00%, 0.50% Floor, 10/13/2028	228,543	169,979
Bettcher Industries, Inc., First Lien Term Loan, 3M SOFR + 4.00%, 12/14/2028	728,171	725,743
Crosby US Acquisition Corp., First Lien Term Loan, 1M SOFR + 3.50%, 08/16/2029	340,771	341,836
Engineered Machinery Holdings, Inc., First Lien Term Loan, 3M SOFR + 3.75%, 0.75% Floor, 05/19/2028	1,335,446	1,341,475
Hyperion Materials & Technologies, Inc., First Lien Initial Term Loan, 3M SOFR + 4.50%, 0.50% Floor, 08/30/2028	629,306	586,986
INNIO Group Hldg GmbH, First Lien Term Loan, 6M SOFR + 3.50%, 11/02/2028	157,472	158,326
LSF11 Trinity Bidco Inc, First Lien Term Loan, 1M SOFR + 3.50%, 06/14/2030(b)	487,128	488,346
Pro Mach Group, Inc., First Lien Term Loan, 1M SOFR + 3.50%, 1.00% Floor, 08/31/2028	1,471,313	1,477,853
Project Castle, Inc., First Lien Term Loan, 3M SOFR + 5.50%, 06/01/2029	1,312,710	1,204,418
TK Elevator Midco GmbH, First Lien Term Loan, 6M SOFR + 3.50%, 04/30/2030	1,094,523	1,097,943
Victory Buyer LLC, First Lien Term Loan, 3M SOFR + 3.75%, 0.50% Floor, 11/19/2028	1,295,664	1,252,745
		8,845,650

Media - 1.08%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan, 6M SOFR + 2.75%, 12/21/2028	194,381	194,807
American Greetings Corp., First Lien Term Loan, 1M SOFR + 5.75%, 10/30/2029	745,660	752,535
Cable One, Inc., First Lien Term Loan, 3M US L + 2.00%, 05/03/2028	306,152	298,575
Cogeco Financing 2 LP, First Lien Term Loan, 3M SOFR + 2.50%, 0.50% Floor, 09/01/2028	173,242	170,481
McGraw-Hill 8/24 Cov-Lite TLB 1L, First Lien Term Loan, 6M SOFR + 4.25%, 08/06/2031	406,430	408,462
		1,824,860

Metals & Mining - 0.73%
Arsenal AIC Parent LLC, First Lien Term Loan, 1M SOFR + 3.50%, 08/18/2030	1,240,846	1,241,467

Mortgage Real Estate Investment - 0.34%
Blackstone Mortgage Trust, Inc., First Lien Term Loan:
1M SOFR + 2.25%, 04/23/2026	294,588	290,661
1M SOFR + 2.75%, 0.50% Floor, 04/23/2026(b)	294,670	293,196
		583,857

Oil, Gas & Consumable Fuels - 0.63%
Buckeye Partners LP, First Lien Term Loan, 3M SOFR + 2.00%, 11/22/2030	261,898	261,915
Freeport LNG, First Lien Term Loan, 3M SOFR + 3.50%, 12/21/2028	141,911	140,829

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
GIP Pilot Acquisition Partners LP, First Lien Term Loan, 3M SOFR + 2.50%, 10/04/2030	$316,306	$317,359
Whitewater Whistler Holdings LLC, First Lien Term Loan, 3M SOFR + 2.25%, 02/15/2030	352,011	351,791
		1,071,894

Passenger Airlines - 1.00%
American Airlines, Inc., First Lien 2020 Term Loan, 3M SOFR + 1.75%, 01/29/2027	200,716	199,995
American Airlines, Inc., First Lien Term Loan, 1M SOFR + 2.75%, 02/15/2028	879,606	878,915
Jetblue 8/24 TLB 1L, First Lien Term Loan, 6M SOFR + 5.50%, 08/27/2029	636,260	624,528
		1,703,438

Pharmaceuticals - 0.92%
Elanco Animal Health, Inc., First Lien B Term Loan, 3M SOFR + 1.75%, 08/01/2027	476,661	476,101
Padagis LLC, First Lien Initial Term Loan, 3M SOFR + 4.75%, 0.50% Floor, 07/06/2028	1,158,828	1,083,504
		1,559,605

Professional Services - 10.14%
AG Group Holdings, Inc., First Lien Term Loan, 1M SOFR + 4.00%, 12/29/2028	1,249,199	1,222,653
Ankura Consulting Group LLC, First Lien Term Loan, 3M SOFR + 4.25%, 0.75% Floor, 03/17/2028	263,265	264,418
CoreLogic, Inc., First Lien Initial Term Loan, 1M SOFR + 3.50%, 0.50% Floor, 06/02/2028	393,382	390,467
CoreLogic, Inc., Second Lien Initial Term Loan, 1M SOFR + 6.50%, 0.50% Floor, 06/04/2029	553,488	541,494
DTI Holdco, Inc., First Lien Term Loan, 1M SOFR + 4.75%, 04/26/2029	716,806	720,519
Dun & Bradstreet Corp., First Lien Term Loan, 1M SOFR + 2.75%, 01/18/2029	666,330	666,516
EAB Global, Inc., First Lien Term Loan, 3M SOFR + 3.25%, 0.50% Floor, 08/16/2028	748,158	746,381
Eisner Advisory Group LLC, First Lien Term Loan, 3M SOFR + 4.00%, 02/28/2031	845,121	849,051
Element Materials Technology Group Holdings, First Lien Term Loan, 3M SOFR + 4.25%, 07/06/2029	916,890	920,333
First Advantage Holdings, LLC, First Lien Term Loan, 6M US L + 0.00%, 09/19/2031(b)	1,054,167	1,050,872
Galaxy US Opco Inc. TL, First Lien Term Loan, 3M SOFR + 4.75%, 04/29/2029	1,399,197	1,177,515
Grant Thornton 5/24 Cov-Lite TLB 1L, First Lien Term Loan, 1M SOFR + 3.25%, 06/02/2031	822,739	824,858
HireRight Holdings Corp., First Lien Term Loan, 1M SOFR + 4.00%, 09/27/2030	657,056	653,771
Isolved, Inc., First Lien Term Loan, 1M SOFR + 3.50%, 10/15/2030	310,353	311,958
Lereta, LLC, First Lien Term Loan, 1M SOFR + 5.25%, 07/30/2028	424,732	346,156
Mermaid Bidco Inc aka Datasite TL 1L, First Lien Term Loan, 3M SOFR + 3.25%, 07/03/2031	486,113	486,114
Neptune Bidco US, Inc., First Lien Term Loan:
3M SOFR + 4.75%, 10/11/2028	414,282	388,493
3M SOFR + 5.00%, 0.50% Floor, 04/11/2029	529,902	498,866
Perficient/Plano 8/24 TLB 1L, First Lien Term Loan, 6M SOFR + 3.50%, 08/30/2031	594,596	596,082
Rockwood Service 7/24, First Lien Term Loan, 1M SOFR + 3.50%, 07/30/2031	178,352	179,384
Ryan LLC., First Lien Term Loan, 1M SOFR + 3.50%, 11/14/2030	599,954	594,203
Trans Union LLC, First Lien Term Loan, 3M SOFR + 1.75%, 06/24/2031	1,072,747	1,071,835
TTF Holdings LLC, First Lien Term Loan, 1M SOFR + 3.75%, 07/18/2031	1,056,941	1,059,584
Vaco Holdings, LLC, First Lien Term Loan, 3M SOFR + 5.00%, 01/21/2029	1,274,897	1,254,582
Veritext 3/24, First Lien Term Loan, 1M SOFR + 3.50%, 08/09/2030	378,541	380,158
		17,196,263

Real Estate Management & Development - 0.30%
Cushman & Wakefield US Borrower LLC, First Lien Initial Term Loan, 1M SOFR + 3.00%, 01/31/2030(b)	505,291	505,922

Software - 15.98%
BEP Intermediate/Buyers Edge 4/24 TLB, First Lien Term Loan, 1M SOFR + 3.75%, 04/25/2031(b)	297,398	298,885
BMC Software 7/24 2nd Lien TL, Second Lien Term Loan, 6M SOFR + 6.00%, 07/30/2032	1,100,959	1,085,364
Boost Newco Borrower LLC, First Lien Term Loan, 3M SOFR + 2.50%, 01/31/2031	767,099	768,376
Boxer Parent Co., Inc., First Lien Term Loan, 6M SOFR + 4.00%, 07/30/2031	1,585,982	1,584,721
Central Parent LLC, First Lien Term Loan, 3M SOFR + 3.25%, 07/06/2029	940,294	931,676
Cloud Software Group Inc aka Balboa/Citrix TLB 1L, First Lien Term Loan, 3M SOFR + 4.00%, 03/30/2029	1,486,705	1,482,364
Cloud Software Group Inc, First Lien Term Loan, 3M SOFR + 4.50%, 03/21/2031	195,132	195,890

	Principal Amount	Value
Software (continued)
Cloudera, Inc., First Lien Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 10/08/2028	$992,366	$968,798
Conga Corp., First Lien Term Loan, 6M SOFR + 3.50%, 0.75% Floor, 05/08/2028	305,528	307,017
Connectwise, LLC, First Lien Term Loan, 3M SOFR + 3.50%, 0.50% Floor, 09/29/2028	598,462	598,761
Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 10/16/2028	1,655,051	1,554,714
Epicor Software Corp, First Lien Term Loan, 1M SOFR + 3.25%, 05/30/2031	33,707	33,772
Fiserv Investment Solutions, Inc., First Lien Initial Term Loan, 3M SOFR + 4.00%, 02/18/2027	1,322,447	1,274,508
Flexera Software LLC, First Lien Term Loan, 1M SOFR + 3.50%, 03/03/2028	432,122	432,859
Help/Systems Holdings, Inc., First Lien Seventh Amendment Refinancing Term Loan, 1M SOFR + 4.00%, 0.75% Floor, 11/19/2026	1,157,284	1,106,653
Idera INC, First Lien Term Loan, 3M SOFR + 3.50%, 03/02/2028	808,059	793,287
Infoblox 4/24 2nd lien TL 1L, Second Lien Term Loan, 6M SOFR + 5.25%, 11/29/2030	579,428	584,017
Instructure Holdings, Inc., First Lien Term Loan, 6M SOFR + 3.50%, 09/11/2031	1,127,343	1,119,942
Instructure Holdings, INC., First Lien Term Loan, 3M SOFR + 2.75%, 10/30/2028	701	702
Ivanti Software, Inc., First Lien First Amendment Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 12/01/2027	239,442	200,832
Ivanti Software, Inc., Second Lien Term Loan, 3M SOFR + 7.25%, 12/01/2028	476,866	308,372
Magenta Security Holdings, LLC First Out TL 1L, First Lien Term Loan, 6M US L + 0.00%, 07/27/2028(c)	656,226	623,756
Magenta Security Holdings, LLC Second Out TL 1L, First Lien Term Loan, 6M SOFR + 7.00%, 07/27/2028	498,732	349,611
Magenta Security Holdings, LLC Third Out 1L TL, First Lien Term Loan, 6M SOFR + 6.25%, 07/27/2028	157,494	47,642
McAfee 8/24, First Lien Term Loan, 3M SOFR + 6.25%, 07/27/2028	231,364	235,991
Mitnick Corporate Purchaser Inc., First Lien Term Loan, 3M SOFR + 4.50%, 05/02/2029	383,272	342,670
Modena Buyer LLC, First Lien Term Loan, 3M SOFR + 4.25%, 07/01/2031	869,313	834,271
Perforce Software, Inc., First Lien New Term Loan, 1M SOFR + 3.75%, 07/01/2026	244,851	244,273
Planview Parent Inc, First Lien Term Loan, 3M SOFR + 3.75%, 12/17/2027	555,542	556,589
Project Alpha Intermediate Holding Inc, First Lien Term Loan, 3M SOFR + 3.75%, 10/28/2030	1,072,356	1,075,949
Project Leopard Holdings, Inc., First Lien Term Loan, 3M US L + 5.25%, 0.50% Floor, 07/20/2029	859,160	774,408
Proofpoint Inc, First Lien Term Loan, 3M SOFR + 3.00%, 08/31/2028	553	553
Quartz Acquireco LLC, First Lien Term Loan, 3M SOFR + 2.75%, 06/28/2030	1,466,120	1,468,876
Rocket Software, Inc., First Lien Term Loan, 1M SOFR + 4.75%, 0.50% Floor, 11/28/2028	943,982	946,082
SS&C Technologies, Inc., First Lien Term Loan, 1M SOFR + 2.00%, 05/09/2031	743,781	744,603
Surf Holdings Sarl., First Lien Dollar Tranche Term Loan, 3M US L + 3.50%, 03/05/2027	890,727	893,889
Vision Solutions, Inc., First Lien Term Loan, 3M SOFR + 4.26%, 0.75% Floor, 04/24/2028	1,619,117	1,580,671
Webpros Luxembourg Sarl, First Lien Term Loan, 3M SOFR + 4.00%, 03/28/2031	261,802	263,111
Xplor T1, LLC, First Lien Term Loan, 3M SOFR + 9.60%, 06/24/2031(b)	483,000	485,415
		27,099,870

Specialty Retail - 1.65%
APRO LLC, First Lien Term Loan, 1M SOFR + 3.75%, 07/09/2031	491,129	493,432
EG America LLC, First Lien Term Loan, 3M SOFR + 5.50%, 0.50% Floor, 02/07/2028	414,194	414,540
HomeServe USA Corp., First Lien Term Loan, 1M SOFR + 2.50%, 10/21/2030	310,850	310,655
Spencer Spirit IH LLC, First Lien Term Loan, 3M SOFR + 5.50%, 07/15/2031	723,429	725,238
StubHub Holdco Sub LLC, First Lien Term Loan, 1M SOFR + 4.75%, 03/15/2030	845,869	846,571
		2,790,436

Technology Hardware, Storage & Peripherals - 0.73%
Dragon Buyer, Inc., First Lien Term Loan, 6M US L + 0.00%, 09/24/2031	218,217	217,453
Xerox 11/23, First Lien Term Loan, 3M SOFR + 4.00%, 11/17/2029	1,015,810	1,013,905
		1,231,358

Textiles, Apparel & Luxury Goods - 0.59%
Champ Acquisition Corp., First Lien Initial Term Loan, 3M SOFR + 5.50%, 12/19/2025	999,315	1,004,936

Trading Companies & Distributors - 2.40%
Avolon TLB Borrower 1 (US), First Lien Term Loan, 1M SOFR + 2.00%, 06/22/2028	649,387	651,491
CD&R Hydr SunSource, First Lien Term Loan, 1M SOFR + 4.00%, 03/25/2031	652,014	648,551

	Principal Amount	Value
Trading Companies & Distributors (continued)
Core & Main LP, First Lien Term Loan, 1M SOFR + 2.25%, 02/09/2031	$154,814	$155,201
Fastlane Parent Co., Inc., First Lien Term Loan, 1M SOFR + 4.50%, 0.50% Floor, 09/29/2028	375,857	356,360
Foundation Building Materials, Inc., First Lien Term Loan, 3M SOFR + 4.00%, 01/29/2031	927,705	905,408
Park River Holdings, Inc., First Lien Initial Term Loan, 3M SOFR + 3.25%, 0.75% Floor, 12/28/2027	740,960	730,346
Windsor Holdings III LLC, First Lien Term Loan, 6M SOFR + 3.50%, 08/01/2030	625,156	628,897
		4,076,254

Wireless Telecommunication Services - 0.95%
CCI Buyer, Inc., First Lien Initial Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 12/17/2027	1,616,907	1,616,657

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $200,358,470)		198,230,528

COLLATERALIZED LOAN OBLIGATION SECURITIES(a) - 7.24%
Consumer Finance - 0.29%
Parallel 2021-2, Ltd., 3M SOFR + 7.46%, 10/20/2034(b)(f)	500,000	491,567

Financial Services - 6.95%
Bain Capital Credit CLO 2022-3, Ltd., 3M SOFR + 3.70%, 07/17/2035(b)(f)	1,620,000	1,622,600
CIFC Funding 2019-V, Ltd., 3M SOFR + 3.41%, 01/15/2035(b)(f)	1,600,000	1,605,477
Clover CLO 2021-3 LLC, 3M SOFR + 3.36%, 01/25/2035(b)(f)	2,000,000	2,009,370
Danby Park CLO, Ltd., 3M SOFR + 5.33%, 10/21/2035(b)(f)	1,000,000	1,009,685
HPS Loan Management CLO 6-2015, Ltd., 3M SOFR + 5.36%, 02/05/2031(b)(f)	833,000	826,004
Magnetite XXXV, Ltd., 3M SOFR + 4.00%, 10/25/2036(b)(f)	1,000,000	1,018,760
Park Avenue Institutional Advisers CLO, Ltd. 2022-1, 3M SOFR + 7.29%, 04/20/2035(b)(f)	1,000,000	996,939
PPM CLO 3, Ltd., 3M SOFR + 6.87%, 04/17/2034(b)(f)	500,000	464,309
Rad CLO 5, Ltd., 3M SOFR + 6.96%, 07/24/2032(b)(f)	250,000	251,012
Regatta XVIII Funding, Ltd., 3M SOFR + 6.21%, 01/15/2034(b)(f)	1,000,000	1,005,207
Romark CLO IV, Ltd., 3M SOFR + 7.21%, 07/10/2034(b)(f)	1,000,000	970,439
		11,779,802

TOTAL COLLATERALIZED LOAN OBLIGATION SECURITIES
(Cost $12,136,832)		12,271,369

CORPORATE BONDS - 22.84%
Aerospace & Defense - 0.75%
Bombardier, Inc., 7.450%, 05/01/2034(f)	200,000	221,362
BWX Technologies, Inc.:
4.125%, 06/30/2028(f)	70,000	67,582
4.125%, 04/15/2029(f)	120,000	115,421
KBR, Inc., 4.750%, 09/30/2028(f)	60,000	57,423
TransDigm, Inc.:
4.625%, 01/15/2029	109,000	105,353
6.375%, 03/01/2029(f)	350,000	361,540
4.880%, 05/01/2029	350,000	341,099
		1,269,780

Automobile Components - 0.14%
Patrick Industries, Inc., 4.750%, 05/01/2029(f)	155,000	147,617
Phinia, Inc., 6.625%, 10/15/2032(f)	81,000	81,728
		229,345

Banks - 0.10%
Popular, Inc., 7.250%, 03/13/2028	165,000	174,352

	Principal Amount	Value
Beverages - 0.11%
Primo Water Holdings, Inc., 4.375%, 04/30/2029(f)	$200,000	$191,963

Broadline Retail - 0.49%
Kohl's Corp., 5.550%, 07/17/2045	30,000	20,665
Nordstrom, Inc., 5.000%, 01/15/2044	50,000	38,628
Rakuten Group, Inc.:
11.250%, 02/15/2027(f)	327,000	358,234
9.750%, 04/15/2029(f)	370,000	404,514
		822,041

Building Products - 0.22%
Griffon Corp., 5.750%, 03/01/2028	369,000	364,686

Chemicals - 0.06%
Rayonier AM Products, Inc., 7.625%, 01/15/2026(f)	99,000	97,663

Commercial Services & Supplies - 0.41%
Deluxe Corp., 8.000%, 06/01/2029(f)	200,000	189,886
Enviri Corp., 5.750%, 07/31/2027(f)	200,000	196,495
Pitney Bowes, Inc., 7.250%, 03/15/2029(f)	305,000	299,374
		685,755

Communications Equipment - 0.11%
Viavi Solutions, Inc., 3.750%, 10/01/2029(f)	200,000	181,684

Construction & Engineering - 0.34%
AECOM, 5.125%, 03/15/2027	224,000	225,157
Great Lakes Dredge & Dock Corp., 5.250%, 06/01/2029(f)	171,000	159,117
Tutor Perini Corp., 11.880%, 04/30/2029(f)	174,000	194,124
		578,398

Construction Materials - 0.04%
James Hardie International Finance DAC, 5.000%, 01/15/2028(f)	76,000	75,199

Consumer Finance - 1.94%
Bread Financial Holdings, Inc., 9.750%, 03/15/2029(f)	208,000	219,979
Enova International, Inc.:
11.250%, 12/15/2028(f)	320,000	344,740
9.125%, 08/01/2029(f)	50,000	51,349
FirstCash, Inc.:
4.630%, 09/01/2028(f)	487,000	470,572
6.875%, 03/01/2032(f)	26,000	26,790
goeasy, Ltd., 7.625%, 07/01/2029(f)	220,000	228,138
Navient Corp.:
4.880%, 03/15/2028	140,000	135,459
9.380%, 07/25/2030	158,000	175,430
11.500%, 03/15/2031	409,000	467,670
OneMain Finance Corp.:
3.880%, 09/15/2028	50,000	46,418
7.875%, 03/15/2030	50,000	52,315
7.500%, 05/15/2031	32,000	32,968
PRA Group, Inc.:
8.380%, 02/01/2028(f)	124,000	128,456
8.880%, 01/31/2030(f)	352,000	367,071
PROG Holdings, Inc., 6.000%, 11/15/2029(f)	245,000	241,906
Synchrony Financial, 7.250%, 02/02/2033	280,000	291,061
		3,280,322

	Principal Amount	Value
Containers & Packaging - 0.12%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC:
6.000%, 06/15/2027(f)	$80,000	$80,649
4.000%, 09/01/2029(f)	10,000	8,935
Graphic Packaging International LLC, 3.500%, 03/15/2028(f)	100,000	95,494
		185,078

Diversified Consumer Services - 0.29%
Adtalem Global Education, Inc., 5.500%, 03/01/2028(f)	210,000	208,198
Carriage Services, Inc., 4.250%, 05/15/2029(f)	200,000	185,464
Service Corp. International:
3.375%, 08/15/2030	40,000	36,281
5.750%, 10/15/2032	66,000	66,515
		496,458

Diversified REITs - 0.33%
Iron Mountain, Inc., 4.500%, 02/15/2031(f)	439,000	416,798
Service Properties Trust:
4.950%, 10/01/2029	98,000	77,935
4.375%, 02/15/2030	80,000	60,630
8.875%, 06/15/2032	10,000	9,561
		564,924

Diversified Telecommunication Services - 0.41%
Cogent Communications Group LLC, 7.000%, 06/15/2027(f)	513,000	522,462
Lumen Technologies, Inc.:
4.500%, 01/15/2029(f)	140,000	96,003
4.125%, 04/15/2029(f)	50,000	42,250
Viasat, Inc., 6.500%, 07/15/2028(f)	50,000	39,281
		699,996

Energy Equipment & Services - 0.44%
Archrock Partners LP / Archrock Partners Finance Corp., 6.250%, 04/01/2028(f)	82,000	82,472
Enerflex, Ltd., 9.000%, 10/15/2027(f)	260,000	269,128
Helix Energy Solutions Group, Inc., 9.750%, 03/01/2029(f)	126,000	135,220
Precision Drilling Corp., 6.875%, 01/15/2029(f)	80,000	79,899
USA Compression Partners LP / USA Compression Finance Corp., 7.125%, 03/15/2029(f)	170,000	175,226
		741,945

Entertainment - 0.07%
AMC Entertainment Holdings, Inc., 7.500%, 02/15/2029(f)	140,000	110,357

Financial Services - 0.98%
Burford Capital Global Finance LLC, 9.250%, 07/01/2031(f)	140,000	150,829
Encore Capital Group, Inc.:
9.250%, 04/01/2029(f)	50,000	53,860
8.500%, 05/15/2030(f)	181,000	190,929
LD Holdings Group LLC, 6.125%, 04/01/2028(f)	240,000	212,583
Nationstar Mortgage Holdings, Inc.:
5.000%, 02/01/2026(f)	460,000	458,150
5.500%, 08/15/2028(f)	100,000	99,076
6.500%, 08/01/2029(f)	130,000	132,296
PennyMac Financial Services, Inc.:
7.875%, 12/15/2029(f)	5,000	5,336
7.125%, 11/15/2030(f)	230,000	238,326
5.750%, 09/15/2031(f)	130,000	127,535
		1,668,920

	Principal Amount	Value
Food Products - 0.57%
Post Holdings, Inc.:
5.500%, 12/15/2029(f)	$90,000	$89,422
4.625%, 04/15/2030(f)	705,000	675,196
TreeHouse Foods, Inc., 4.000%, 09/01/2028	220,000	203,906
		968,524

Gas Utilities - 0.03%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 06/01/2031(f)	60,000	55,989

Health Care Equipment & Supplies - 0.56%
Hologic Inc Holx 4 5/8 02/01/28, 4.625%, 02/01/2028(f)	550,000	540,106
Teleflex, Inc., 4.250%, 06/01/2028(f)	430,000	416,846
		956,952

Health Care Providers & Services - 0.97%
AdaptHealth LLC, 5.125%, 03/01/2030(f)	150,000	140,525
CHS/Community Health Systems, Inc.:
6.875%, 04/15/2029(f)	112,000	101,664
4.750%, 02/15/2031(f)	140,000	123,169
10.880%, 01/15/2032(f)	390,000	430,261
DaVita, Inc.:
4.625%, 06/01/2030(f)	402,000	383,522
3.750%, 02/15/2031(f)	50,000	45,142
Encompass Health Corp.:
4.500%, 02/01/2028	243,000	238,740
4.625%, 04/01/2031	80,000	76,663
ModivCare Escrow Issuer, Inc., 5.000%, 10/01/2029(f)	10,000	6,238
Pediatrix Medical Group, Inc., 5.375%, 02/15/2030(f)	100,000	96,935
		1,642,859

Health Care REITs - 0.59%
Diversified Healthcare Trust, 4.750%, 02/15/2028	258,000	233,786
MPT Operating Partnership LP / MPT Finance Corp.:
5.250%, 08/01/2026	58,000	55,287
5.000%, 10/15/2027	650,000	583,692
4.625%, 08/01/2029	162,000	130,468
		1,003,233

Hotel & Resort REITs - 0.03%
Pebblebrook Hotel LP / PEB Finance Corp., 6.375%, 10/15/2029(f)	54,000	54,403

Hotels, Restaurants & Leisure - 1.26%
1011778 BC ULC / New Red Finance, Inc.:
3.875%, 01/15/2028(f)	40,000	38,471
4.380%, 01/15/2028(f)	410,000	398,752
Hilton Domestic Operating Co., Inc.:
1M US L + 3.75%, 05/01/2029(f)	390,000	369,951
4.000%, 05/01/2031(f)	160,000	149,717
Lindblad Expeditions Holdings, Inc., 9.000%, 05/15/2028(f)	150,000	157,060
NCL Corp., Ltd., 5.875%, 03/15/2026(f)	230,000	230,158
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.:
5.625%, 09/01/2029(f)	110,000	82,372
5.875%, 09/01/2031(f)	220,000	150,294
Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028(f)	210,000	202,725
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027(f)	300,000	300,434
Yum! Brands, Inc., 4.750%, 01/15/2030(f)	60,000	59,353
		2,139,287

Household Durables - 0.90%
Beazer Homes USA, Inc., 7.500%, 03/15/2031(f)	150,000	155,834

	Principal Amount	Value
Household Durables (continued)
Century Communities, Inc., 3.880%, 08/15/2029(f)	$188,000	$176,368
Dream Finders Homes, Inc., 8.250%, 08/15/2028(f)	30,000	31,730
Forestar Group, Inc., 3.850%, 05/15/2026(f)	105,000	102,751
LGI Homes, Inc., 8.750%, 12/15/2028(f)	79,000	84,652
M/I Homes, Inc., 3.950%, 02/15/2030	50,000	46,992
Taylor Morrison Communities, Inc.:
5.875%, 06/15/2027(f)	140,000	143,033
5.750%, 01/15/2028(f)	150,000	152,752
Tempur Sealy International, Inc., 4.000%, 04/15/2029(f)	365,000	340,756
TopBuild Corp., 3.630%, 03/15/2029(f)	320,000	298,681
		1,533,549

Household Products - 0.01%
Energizer Holdings, Inc., 4.750%, 06/15/2028(f)	25,000	24,283

Industrial Conglomerates - 0.14%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
9.750%, 01/15/2029(f)	40,000	41,549
9.000%, 06/15/2030(f)	196,000	197,826
		239,375

Interactive Media & Services - 0.06%
ANGI Group LLC, 3.875%, 08/15/2028(f)	40,000	36,715
Match Group Holdings II LLC, 4.625%, 06/01/2028(f)	70,000	68,118
		104,833

IT Services - 0.53%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.000%, 11/01/2029(f)	135,000	130,185
Go Daddy Operating Co. LLC / GD Finance Co, Inc., 3.500%, 03/01/2029(f)	300,000	281,741
Sabre GLBL, Inc.:
8.630%, 06/01/2027(f)	240,000	236,250
11.250%, 12/15/2027(f)	240,000	249,187
		897,363

Machinery - 0.48%
Allison Transmission, Inc.:
4.750%, 10/01/2027(f)	110,000	108,318
3.750%, 01/30/2031(f)	290,000	263,883
Crane NXT Co., 4.200%, 03/15/2048	17,000	11,705
Mueller Water Products, Inc., 4.000%, 06/15/2029(f)	190,000	181,400
Park-Ohio Industries, Inc., 6.625%, 04/15/2027	86,000	84,451
Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029(f)	44,000	42,268
TEREX CORP TEX 6 1/4 10/15/32, 6.250%, 10/15/2032	121,000	122,210
Wabash National Corp., 4.500%, 10/15/2028(f)	5,000	4,587
		818,822

Marine Transportation - 0.05%
Danaos Corp., 8.500%, 03/01/2028(f)	80,000	82,420

Media - 1.71%
Advantage Sales & Marketing, Inc., 6.500%, 11/15/2028(f)	256,000	243,259
AMC Networks, Inc., 4.250%, 02/15/2029	145,000	105,003

	Principal Amount	Value
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp.:
5.375%, 06/01/2029(f)	$80,000	$77,159
4.750%, 03/01/2030(f)	140,000	128,882
4.250%, 02/01/2031(f)	320,000	282,361
4.750%, 02/01/2032(f)	30,000	26,464
4.500%, 05/01/2032	20,000	17,308
4.500%, 06/01/2033(f)	90,000	76,503
4.250%, 01/15/2034(f)	150,000	123,172
Clear Channel Outdoor Holdings, Inc.:
7.750%, 04/15/2028(f)	588,000	526,644
7.500%, 06/01/2029(f)	31,000	26,726
CSC Holdings LLC:
11.250%, 05/15/2028(f)	200,000	193,227
11.750%, 01/31/2029(f)	165,000	159,591
5.750%, 01/15/2030(f)	15,000	7,778
Gray Television, Inc.:
4.750%, 10/15/2030(f)	230,000	146,523
5.375%, 11/15/2031(f)	140,000	87,662
Lamar Media Corp., 3.750%, 02/15/2028	55,000	52,804
Nexstar Media, Inc.:
5.625%, 07/15/2027(f)	500,000	495,626
4.750%, 11/01/2028(f)	50,000	47,811
Sinclair Television Group, Inc.:
5.500%, 03/01/2030(f)	40,000	29,025
4.125%, 12/01/2030(f)	60,000	47,025
		2,900,553

Metals & Mining - 0.63%
Coeur Mining, Inc., 5.130%, 02/15/2029(f)	145,000	140,950
Commercial Metals Co., 4.125%, 01/15/2030	50,000	47,523
Eldorado Gold Corp., 6.250%, 09/01/2029(f)	205,000	204,818
Hudbay Minerals, Inc., 4.500%, 04/01/2026(f)	150,000	148,499
Iamgold Corp, 5.750%, 10/15/2028(f)	210,000	208,391
New Gold, Inc., 7.500%, 07/15/2027(f)	100,000	102,070
SunCoke Energy, Inc., 4.880%, 06/30/2029(f)	120,000	108,927
Taseko Mines, Ltd., 8.250%, 05/01/2030(f)	106,000	111,377
		1,072,555

Mortgage Real Estate Investment - 0.78%
Apollo Commercial Real Estate Finance, Inc., 4.625%, 06/15/2029(f)	210,000	188,157
Rithm Capital Corp., 8.000%, 04/01/2029(f)	434,000	439,552
Starwood Property Trust, Inc.:
3.630%, 07/15/2026(f)	310,000	299,600
4.380%, 01/15/2027(f)	370,000	360,883
7.250%, 04/01/2029(f)	28,000	29,395
		1,317,587

Office REITs - 0.14%
Brandywine Operating Partnership LP, 8.875%, 04/12/2029	130,000	143,802
Hudson Pacific Properties LP, 3.250%, 01/15/2030	50,000	37,954
Vornado Realty LP, 3.400%, 06/01/2031	70,000	60,386
		242,142

Oil, Gas & Consumable Fuels - 3.69%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.630%, 06/15/2029(f)	170,000	180,794
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 01/15/2028(f)	223,000	223,518
Berry Petroleum Co. LLC, 7.000%, 02/15/2026(f)	160,000	155,392
California Resources Corp., 8.250%, 06/15/2029(f)	380,000	387,539
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.750%,07/15/2028(f)	273,000	268,550

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
CNX Resources Corp.:
6.000%, 01/15/2029(f)	$548,000	$551,404
7.250%, 03/01/2032(f)	56,000	58,855
Comstock Resources, Inc.:
6.750%, 03/01/2029(f)	100,000	97,405
6.750%, 03/01/2029(f)	240,000	234,507
CVR Energy, Inc., 8.500%, 01/15/2029(f)	60,000	60,700
Delek Logistics Partners LP / Delek Logistics Finance Corp.:
7.125%, 06/01/2028(f)	347,000	347,671
8.630%, 03/15/2029(f)	266,000	280,081
DT Midstream, Inc.:
4.125%, 06/15/2029(f)	471,000	450,880
4.375%, 06/15/2031(f)	100,000	94,734
Energean PLC, 6.500%, 04/30/2027(f)	70,000	69,245
EnQuest PLC, 11.630%, 11/01/2027(f)	30,000	30,453
Hess Midstream Operations LP:
5.130%, 06/15/2028(f)	660,000	653,476
4.250%, 02/15/2030(f)	120,000	114,663
Karoon USA Finance, Inc., 10.500%, 05/14/2029(f)	146,000	150,141
Murphy Oil USA, Inc., 3.750%, 02/15/2031(f)	580,000	523,277
New Fortress Energy, Inc., 6.500%, 09/30/2026(f)	202,000	169,921
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.130%, 02/15/2029(f)	250,000	256,535
Parkland Corp., 4.500%, 10/01/2029(f)	10,000	9,475
SM Energy Co.:
6.500%, 07/15/2028	200,000	199,987
7.000%, 08/01/2032(f)	91,000	91,414
Summit Midstream Holdings LLC, 8.625%, 10/31/2029(f)	220,000	230,297
Sunoco LP, 7.000%, 05/01/2029(f)	240,000	250,948
Sunoco LP / Sunoco Finance Corp., 4.500%, 05/15/2029	72,000	69,278
W&T Offshore, Inc., 11.750%, 02/01/2026(f)	50,000	51,015
		6,262,155

Paper & Forest Products - 0.00%(g)
Mercer International, Inc., 5.125%, 02/01/2029	8,000	6,833

Passenger Airlines - 0.16%
American Airlines, Inc., 7.250%, 02/15/2028(f)	36,000	36,882
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.875%, 09/20/2031(f)	220,000	231,944
		268,826

Personal Care Products - 0.15%
Edgewell Personal Care Co., 5.500%, 06/01/2028(f)	150,000	149,261
HLF Financing Sarl LLC / Herbalife International, Inc., 4.875%, 06/01/2029(f)	165,000	104,640
		253,901

Real Estate Management & Development - 0.54%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 5.750%, 01/15/2029(f)	274,000	228,853
Howard Hughes Corp., 4.125%, 02/01/2029(f)	295,000	275,432
Kennedy-Wilson, Inc.:
4.750%, 03/01/2029	15,000	13,898
4.750%, 02/01/2030	100,000	90,773
Landsea Homes Corp., 8.880%, 04/01/2029(f)	142,000	149,892
Newmark Group, Inc., 7.500%, 01/12/2029	143,000	154,604
		913,452

Semiconductors & Semiconductor Equipment - 0.08%
AMS-OSRAM AG, 12.250%, 03/30/2029(f)	120,000	127,736

Software - 0.56%
Dye & Durham, Ltd., 8.625%, 04/15/2029(f)	200,000	211,752

	Principal Amount	Value
Software (continued)
Fair Isaac Corp., 4.000%, 06/15/2028(f)	$550,000	$532,644
PTC, Inc., 4.000%, 02/15/2028(f)	210,000	203,899
		948,295

Specialized REITs - 0.23%
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/2029(f)	455,000	395,537

Specialty Retail - 0.36%
Foot Locker, Inc., 4.000%, 10/01/2029(f)	200,000	174,120
Group 1 Automotive, Inc.:
4.000%, 08/15/2028(f)	150,000	143,237
6.375%, 01/15/2030(f)	43,000	43,791
Upbound Group, Inc., 6.375%, 02/15/2029(f)	20,000	19,384
Victoria's Secret & Co., 4.625%, 07/15/2029(f)	252,000	222,818
		603,350

Technology Hardware, Storage & Peripherals - 0.20%
Seagate HDD Cayman, 4.875%, 06/01/2027	194,000	193,138
Xerox Holdings Corp., 5.500%, 08/15/2028(f)	162,000	138,471
		331,609

Textiles, Apparel & Luxury Goods - 0.10%
Wolverine World Wide, Inc., 4.000%, 08/15/2029(f)	190,000	167,866

TOTAL CORPORATE BONDS
(Cost $37,714,422)		38,753,155

	Shares	Value
COMMON STOCK - 0.33%
Health Care Equipment & Supplies - 0.18%
Carestream Health Holdings Inc(h)	76,071	304,284

Health Care Providers & Services - 0.15%
Envision Healthcare Corp. Equity(h)	23,801	252,886

TOTAL COMMON STOCK
(Cost $2,238,878)		557,170

SHORT TERM INVESTMENTS - 6.07%
Open-end Investment Companies - 6.07%
Fidelity Treasury Portfolio
(4.85% 7-Day Yield)	10,301,335	10,301,335

TOTAL SHORT TERM INVESTMENTS
(Cost $10,301,335)		10,301,335

Total Investments- 153.39%
(Cost $262,749,937)		$260,113,557

Liabilities in Excess of Other Assets - (5.92)%		(10,041,844)

Leverage Facility - (47.47)%		(80,500,000)

Net Assets - 100.00%		$169,571,713

Amounts above are shown as a percentage of net assets as of September 30, 2024.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M US L - 1 Month LIBOR as of September 30, 2024 was 4.96%

3M US L - 3 Month LIBOR as of September 30, 2024 was 4.85%

6M US L - 6 Month LIBOR as of September 30, 2024 was 4.68%

1M US SOFR - 1 Month SOFR as of September 30, 2024 was 4.85%

3M US SOFR - 3 Month SOFR as of September 30, 2024 was 4.59%

6M US SOFR - 6 Month SOFR as of September 30, 2024 was 4.25%

PRIME - US Prime Rate as of September 30, 2024 was 8.00%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date. Where applicable, the reference rate is subject to a floor rate.
(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	Security is in default as of period end.
(d)	A portion of this position was not funded as of September 30, 2024. The Portfolio of Investments records only the funded portion of each position. As of September 30, 2024, the Fund has unfunded delayed draw loans in the amount of $263,641. Fair value of these unfunded delayed draws was $263,080. Additional information is provided in Note 4 General Commitments and Contingencies.
(e)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $45,321,149, which represented approximately 26.73% of net assets as of September 30, 2024. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(g)	Amount represents less than 0.005% of net assets.
(h)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone Long-Short Credit Income Fund (“BGX”, the “Fund”) is a diversified, closed-end management investment company. BGX was organized as a Delaware statutory trust on October 22, 2010. BGX was registered under the Investment Company Act of 1940, as amended (the “1940 Act”) on October 26, 2010. BGX commenced operations on January 27, 2011. Prior to that, BGX had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGX to Blackstone Liquid Credit Strategies LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the investment adviser for BGX. BGX’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGX.”

The Fund was previously classified as a non-diversified investment company for purposes of the 1940 Act. As a result of ongoing operations, the Fund as of April 1, 2014 is now classified as a diversified company. This means that with respect to 75% of the Fund’s total assets, no more than 5% of such Fund’s total assets may be invested in any one issuer, excepting cash and cash items, U.S. government securities, and securities of other investment companies. The Fund may not resume operating in a non-diversified manner without first obtaining shareholder approval in accordance with the 1940 Act.

Investment Objectives: BGX’s primary investment objective is to provide current income, with a secondary objective of capital appreciation. BGX seeks to achieve its investment objectives by employing a dynamic long-short strategy in a diversified portfolio of loans and fixed-income instruments of predominantly U.S. corporate issuers, including first- and second-lien secured loans (“Secured Loans”) and high-yield corporate debt securities of varying maturities. BGX’s short positions, either directly or through the use of derivatives, may total up to 30% of the Fund’s net assets.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Fund is considered an Investment Company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates.

Portfolio Valuation: BGX’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Senior loans, Secured Loans and senior secured loans (collectively “Loans”) are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized Loan Obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Futures contracts, if any, are ordinarily valued at the last sales price on the securities or commodities exchange on which they are traded. Open-end investment companies are generally valued at their closing net asset values as reported on each business day. To the extent current market quotations are not readily available, short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts.

In accordance with Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) has designated the Adviser as the valuation designee to perform fair value determinations related to the Fund’s investments, subject to the Board’s oversight and periodic reporting requirements.

Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (the “Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Board. Such methods may include, but are not limited to, the use of a market comparable and/or income approach methodologies. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Adviser as valuation designee to the Board at each regularly scheduled quarterly meeting. The Fund has procedures to identify and investigate potentially stale or missing prices for investments which are valued using a nationally recognized pricing service, exchange price or broker-dealer quotations. After performing such procedures, any prices which are deemed to be stale are reviewed by the Fair Valued Asset Committee and an alternative pricing source is determined.

Various inputs are used to determine the value of BGX’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following table summarizes the valuation of BGX’s investments under the fair value hierarchy levels as of September 30, 2024:

Blackstone Long-Short Credit Income Fund

Investments in Securities at Fair Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Building Products	$–	$3,605,747	$674,924	$4,280,671
Commercial Services & Supplies	–	7,443,962	297,840	7,741,802
Diversified Consumer Services	–	3,567,064	4,094	3,571,158
Electronic Equipment, Instruments & Components	–	2,202,627	175,557	2,378,184
Interactive Media & Services	–	1,096,401	576,427	1,672,828
IT Services	–	6,533,721	1,215,010	7,748,731
Machinery	–	8,357,304	488,346	8,845,650
Mortgage Real Estate Investment	–	290,661	293,196	583,857
Professional Services	–	16,145,391	1,050,872	17,196,263
Real Estate Management & Development	–	–	505,922	505,922
Software	–	26,315,570	784,300	27,099,870
Other	–	116,605,592	–	116,605,592
Collateralized Loan Obligation Securities
Consumer Finance	–	–	491,567	491,567
Financial Services	–	–	11,779,802	11,779,802
Corporate Bonds	–	38,753,155	–	38,753,155
Common Stock	$–	$557,170	$–	$557,170
Short Term Investments	10,301,335	–	–	10,301,335
Total	$10,301,335	$231,474,365	$18,337,857	$260,113,557

Other Financial Instruments
Liabilities
Net Unrealized Depreciation on Unfunded Loan Commitments	–	(60)	–	(60)

Total	–	(60)	–	(60)

*	Refer to the Fund's Portfolio of Investments for a listing of securities by type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2024, the Fund's outstanding borrowings of $80,500,000 under its Leverage Facility are categorized as Level 2 within the fair value hierarchy.

The changes of the fair value of investments for which BGX has used significant unobservable (Level 3) inputs to determine the fair value are as follows:

Blackstone Long-Short Credit Income Fund	Floating Rate Loan Interests	Collateralized Loan Obligation Securities	Common Stock	Unfunded Loan Commitments	Total
Balance as of December 31, 2023	$7,867,628	$12,768,682	$202,309	$973	$20,839,592
Accrued discount/ premium	3,721	7,421	–	–	11,142
Realized Gain/(Loss)	31,911	12,868	–	–	44,779
Change in Unrealized
Appreciation/(Depreciation)	425,241	223,628	50,577	–	699,446
Purchases(1)	6,729,761	1,004,500	–	–	7,734,261
Sales Proceeds(2)	(7,803,497)	(1,745,730)	–	–	(9,549,227)
Transfer into Level 3	580,521	–	–	–	580,521
Transfer out of Level 3	(1,768,798)	–	(252,886)	(973)	(2,022,657)
Balance as of September 30, 2024	$6,066,488	$12,271,369	$–	$–	$18,337,857
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2024	$383,698	$213,866	$–	$–	$597,564

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales Proceeds include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Information about Level 3 fair value measurements as of September 30, 2024:

Blackstone Long-Short Credit Income Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted Average)
Assets
Floating Rate Loan Interests	$6,066,488	Third-party vendor pricing service	Broker quotes	N/A
Collateralized Loan Obligation Securities	12,271,369	Third-party vendor pricing service	Broker quotes	N/A

Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were transferred from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes and amounts payable or receivable for trades not settled at the time of period end are reflected as liabilities and assets, respectively. Interest income is recognized on an accrual basis from the date of settlement. Accretion of discount and amortization of premium, which are included in interest income, are accreted or amortized daily using the accrual basis interest method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

When the Fund sells a floating rate loan interest, it may pay an agency fee. The Fund earns facility and other fees on floating rate loan interests, and facility fees are typically amortized to income over the term of the loan. Consent and amendment fees are also recorded to income as earned.

NOTE 3. SENIOR AND SECURED FLOATING RATE LOANS

BGX includes first and second lien secured, floating rate loans in its definition of “Secured Loans”. Under normal market conditions, at least 70% of BGX’s Managed Assets (defined below) will be invested in Secured Loans. BGX defines its “Managed Assets” as total assets (including any assets attributable to any leverage used) minus the sum of BGX’s accrued liabilities (other than liabilities related to the principal amount of leverage). At September 30, 2024, 79.28% of BGX’s Managed Assets were held in Secured Loans.

Senior secured loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayment from Borrowers’ excess cash flows or permit the Borrowers’ to repay at their election. The degree to which Borrowers repay, whether as a contractual requirements or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (“LIBOR”) and the Secured Overnight Financing Rate (“SOFR”) (subject to the LIBOR transition as described below), plus a premium or credit spread

The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR in 2017. Although many LIBOR rates ceased to be published or were no longer representative of the underlying market they sought to measure after December 31, 2021, a selection of widely used U.S. dollar LIBOR rates were published through June 30, 2023 in order to assist with the transition. Further, on March 15, 2022, the Consolidated Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act, was signed into law in the United States. This legislation establishes a uniform benchmark replacement process for financial contracts that mature after June 30, 2023 that do not contain clearly defined or practicable fallback provisions. The U.S. Federal Reserve System, in conjunction with the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, has begun publishing SOFR, which is their preferred alternative rate for U.S. dollar LIBOR, and which is a new index calculated by short-term repurchase agreements, backed by Treasury securities. Given the inherent differences between LIBOR and SOFR, or any other alternative benchmark rate that may be established, there remains uncertainty regarding the continued transition away from LIBOR and the nature of any replacement rate. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are in the process of developing in response to these new rates, and there has been no global consensus as to an alternative rate. There could be significant operational challenges which could affect the Fund’s performance for the continued transition away from LIBOR. The Fund and the Fund’s portfolio companies and/or obligors may need to amend or restructure the Fund’s existing LIBOR-based debt instruments and any related hedging arrangements, depending on the applicable LIBOR tenor. Such amendments and restructurings may be difficult, costly and time consuming. The Fund may invest, or remain invested, in floating rate loans and investment securities whose interest rates are indexed to LIBOR.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Risk of loss is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At September 30, 2024, BGX had invested $5,555,580 in second lien secured loans. Second lien secured loans are considered Secured Loans for BGX.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. The Fund typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce NAV and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part on, analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGX may acquire Loans through assignments or participations. BGX typically acquires these Loans through assignment, and if BGX acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines which seek to mitigate credit and counterparty risk in the atypical situation when BGX must acquire a Loan through a participation.

BGX has invested in CLO securities. A CLO is a financing company (generally called a Special Purpose Vehicle (“SPV”)), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying a CLO are typically Secured Loans, the assets may also include (i) unsecured loans, (ii) debt securities that are rated below investment grade, and (iii) equity securities incidental to investments in Secured Loans. When investing in CLOs, each fund will not invest in equity tranches, which are the lowest tranche. However, the Fund may invest in lower tranches of CLO debt securities, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior debt tranches of the CLO. In addition, the Fund intends to invest in CLOs consisting primarily of individual Secured Loans of Borrowers and not repackaged CLO obligations from other high risk pools. The underlying Secured Loans purchased by CLOs are generally performing at the time of purchase but may become non-performing, distressed or defaulted. CLOs with underlying assets of non-performing, distressed or defaulted loans are not contemplated to comprise a significant portion of each fund’s investments in CLOs. The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded solely for the purpose of securitizing payment claims arising out of this diversified asset pool. On this basis, marketable securities are issued by the SPV which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV typically takes place on a date earlier than legal maturity from refinancing of the senior debt tranches.

NOTE 4. GENERAL COMMITMENTS AND CONTINGENCIES

As of September 30, 2024, BGX had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Par Value	Fair Value	Unrealized Appreciation / (Depreciation)
Action Environmental Group, Inc., First Lien Term Loan	$110,600	$111,015	$415
Ryan LLC., First Lien Term Loan	44,444	44,018	(426)
Epicor Software Corp., First Lien Term Loan	3,955	3,962	12
Groundworks LLC., First Lien Term Loan	104,642	104,085	(61)
Total	$263,641	$263,080	$(60)

Unfunded loan commitments are marked to market on the relevant day of the valuation in accordance with BGX’s valuation policies. For the period ended September 30, 2024, BGX recorded a net increase in unrealized depreciation on unfunded loan commitments totaling $2,940.

NOTE 5. LEVERAGE

The Fund has entered into a Credit Agreement (the “Agreement”) with a bank to borrow money pursuant to a two-year revolving line of credit (“Leverage Facility”) set to terminate in 2025 originally dated July 29, 2014, as amended, restated, supplemented, or modified from time to time, to borrow up to a limit of $100 million, with $33,606,557 for tranche A loans ("BGX Tranche A Loans") and $66,393,443 for tranche B loans (“BGX Tranche B Loans”). Borrowings under the Agreement are secured by the assets of the Fund.

Interest on the Fund's Leverage Facility is charged at a rate of 1.15% above adjusted term SOFR with respect to BGX Tranche A Loans, 1.30% above adjusted term SOFR for one (1) month interest period BGX Tranche B Loans and 1.20% above adjusted term SOFR for three (3) month interest period BGX Tranche B Loans, with adjusted term SOFR measured for the period commencing on the date of the making of such Loan at adjusted term SOFR (or the last date upon which any other Loan was converted to, or continued as, such Loan at adjusted term SOFR) and ending on the numerically corresponding day in the calendar month that is one (1) or three (3) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion.

Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable for each of BGX Tranche A Loans and BGX Tranche B Loans is 0.15% on the undrawn amounts when drawn amounts exceed 75% of the borrowing limit and 0.25% on the undrawn amounts at any other time. Interest and fees are generally payable at the end of the respective interest period. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At September 30, 2024, BGX had borrowings outstanding under its Leverage Facility of $80,500,000, at an interest rate of 6.36%. Due to the short term nature of the Agreement, face value approximates fair value at September 30, 2024. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended September 30, 2024, the average borrowings under BGX's Leverage Facility and the weighted average interest rate were $79,270,438 and 6.56%, respectively. During the period ended September 30, 2024, the Fund incurred $38,993 for commitment fees on undrawn amounts.

Under the Agreement, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund has agreed to maintain asset coverage of three times over borrowings and 225% asset coverage over borrowings plus MRPS. Compliance with the investment restrictions and calculations are performed by the Fund’s custodian, The Bank of New York Mellon. As of September 30, 2024, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund’s portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund’s investment portfolio, the leverage may decrease or increase, as the case may be, the NAV per common share to a greater extent than if the Fund did not utilize leverage. As of September 30, 2024, BGX’s leverage represented 32.19% of the Fund’s Managed Assets.